Staff Costs - Disclosure of Detailed Information About Employee Benefits Expense (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Staff Costs
Salaries and wages	$ 26,920	$ 30,872	$ 33,613
Defined contribution expenses	1,089	508	545
Employee benefits expense	$ 28,009	$ 31,380	$ 34,158